AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 2004
--------------------------------------------------------------------------------
                              FILE NOS. 333-114562
                                    811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 34

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     SUN JIN MOON, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                          3100 SANDERS ROAD
SUITE 500                                    SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on October 4, 2004, pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ________ pursuant to paragraph (a)(1) of Rule 485

                         Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I

                        Supplement, dated January 1, 2005
                                     to the
                      Prospectus dated May 1, 2004 for the
                       Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)
                        as supplemented October 1, 2004

This supplement describes changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, and describes the SureIncome Withdrawal Benefit Option available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The description of the SureIncome Withdrawal Benefit Option begins later in the supplement under the section entitled SureIncome Withdrawal Benefit Option. Your prospectus is amended as follows for changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts:



Page 7: Replace the 10th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% at any time prior to the election of the Option for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the Internal Revenue Code.


**No Rider Fee was charged for this Option for Contract Owners who added these options prior to January 1, 2005. See page 12 for details.

Page 12: Delete the 5th line under the 2nd paragraph under the heading "Variable Account Annual Expenses".

Page 12: Add the following after the "Retirement Income Guarantee Option Fee" subheading under the heading "Variable Account Annual Expenses":

Spousal Protection Benefit (Co-Annuitant) Options Fee

If you selected the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you would pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to 1/1/2005, there is no charge associated with your Option. See "Spousal Protection Benefit Options Fee" for details.


Page 17: Under the subheading "Example 1" add the following bulletpoint after the last bulletpoint:

o  elected the Spousal Protection Benefit (Co-Annuitant) Option

Page 17: Under the subheading "Example 1" replace the expense example table with the following:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Allstate Advisor Preferred
                                                                                                    (with 5-year Withdrawal Charge
                            Allstate Advisor                  Allstate Advisor Plus                             Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year  3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------  -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,343  $7,011   $9,196   $11,565   $3,501    $7,276   $9,454    $11,573  $3,288  $6,978    $8,987  $11,573
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $993   $1,638   $2,308   $4,268    $1,151    $1,940   $2,666    $4,538    $939   $1,643    $2,198   $4,538
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                       Allstate Advisor Preferred           Allstate Advisor Preferred
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,298  $6,655   $9,002   $11,576   $2,799    $6,672   $9,017    $11,578
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $949   $1,333   $2,247   $4,627     $449     $1,362   $2,295    $4,714
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------



Page 18: Under the subheading "Example 2" replace the expense example table with the following:


------------------------------------------------------------------------------------------------------------------------------------
                            Allstate Advisor                  Allstate Advisor Plus                   Allstate Advisor Preferred
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year  3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------  -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,748  $6,586   $8,941   $11,565   $2,778    $6,638   $8,987    $11,573  $2,778  $6,638    $8,987  $11,573
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $398   $1,213   $2,053   $4,268     $429     $1,303   $2,198    $4,538    $429   $1,303    $2,198   $4,538
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                       Allstate Advisor Preferred           Allstate Advisor Preferred
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,788  $1,333   $9,002   $11,576   $2,799    $6,672   $9,017    $11,578
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $439   $6,655   $2,247   $4,627     $449     $1,362   $2,295    $4,714
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------



Page 20: Add the following immediately after the heading "CO-ANNUITANT":

Spousal Protection Benefit Option

Page 20: Replace the 2nd bulletpoint in the first paragraph under the new subheading "Spousal Protection Benefit Option" under the heading "CO-ANNUITANT" with the following:

o    the Contract Owner must be age 90 or younger on the Rider Application Date;

o and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

Page 20: Add the following after the last paragraph under the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts

Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

o the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

o the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

o the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

o the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

o    the Annuitant must be age 90 or younger on the Rider Application Date; and

o    the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

Page 39: Delete the 2nd to last bulletpoint under the heading "MORTALITY AND EXPENSE RISK CHARGE".


Page 39: Add the following after the section "TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE":


SPOUSAL PROTECTION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit Option and Spousal Protection Benefit Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after 1/1/2005. For Options added prior to 1/1/2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit Options and/or new Spousal Protection Benefit Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

Page 56: Replace the 4th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for future Options added. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option.

Page 56: Replace the first sentence of the 5th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

For options added on or after 1/1/2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. For options added prior to 1/1/2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us. The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

Page 56: Replace the last bulletpoint and last sentence under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

o on the date you change the beneficiary of the Contract and the change is accepted by us;

o on the date you terminate this option by written notice in a form satisfactory to us as described above.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.

Page 56: Add the following after the section "Death of Co-Annuitant" under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" (Note: for some Contracts that have already been issued the Spousal Protection Benefit Option for Custodial Individual Retirement Accounts, this section replaces the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant section):

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

o The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

o The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

o The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

o    The Annuitant must be age 90 or younger on the CSP Application Date.

o    The Co-Annuitant must be age 79 or younger on the CSP Application Date.

o CSP may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

o    We have made no payments under any Income Plan.

o There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

o The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

o The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

o The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

o On the date CSP is terminated as described above; or o Upon the death of the Annuitant; or o Upon the death of the Co-Annuitant; or o On the date the Contract is terminated; or o On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

o    The CSP Conditions are met.

o The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o    We have received proof satisfactory to us that the Co-Annuitant has died.

o The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o The Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant, then

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

o The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

o    The Owner does not thereafter name a new Co-Annuitant; and

o The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

o    The Contract may only be continued once.

                      SUREINCOME WITHDRAWAL BENEFIT OPTION


Your prospectus is amended as follows for changes related to the SureIncome Withdrawal Benefit Option:


Page 3: Add the following to the end of the Important Terms list under the heading "Important Terms":

SureIncome Withdrawal Benefit Option                        27


Page 7: Replace the last sentence of the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome Withdrawal Benefit Option.

Page 7: Add the following after the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the SureIncome Withdrawal Benefit Option ("SureIncome Option") you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% (up to 1.25% at any time prior to the election of the Option for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option.

Page 9: Replace the 1st sentence of the 2nd paragraph under the heading "Withdrawals" with the following:


If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the Withdrawal Benefit Option is in effect under your Contract.


Page 12: Add the following after the "TrueReturnSM Accumulation Benefit Option Fee" subheading under the heading "Variable Account Annual Expenses":

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)



------------------------------------------------------- -----------------------------------------------------

         SureIncome Withdrawal Benefit Option                                  0.50%*

------------------------------------------------------- -----------------------------------------------------


*Up to 1.25% for SureIncome Options added in the future. See "Withdrawal Benefit Option" for details.

Page 23: Replace the 3rd sentence of the 2nd paragraph under the heading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" with the following:

You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option.

Page 27: Add the following before the last paragraph under the heading "Rider Trade-In Option":


Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.


Page 27: Add the following after the "TRUERETURNSM ACCUMULATION BENEFIT OPTION" section:

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).


The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date")(The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

     The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

     The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

     If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

     The Benefit Payment immediately prior to the withdrawal; or

     The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.

Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

     If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

     The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

     The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.


Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*
Contract Value = $100,000
Benefit Base = $100,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000

In this example, you can take a benefit payment of up to $8,000 in benefit year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)
Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in benefit year two, the Benefit Payment Remaining would also be $8,000 at the beginning of benefit year two.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


Investment Requirements
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1)  to the Variable Sub-Accounts; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to the Variable Sub-Accounts; or

(3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Currently, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1,2):


----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

                                                      Oppenheimer Global Securities/VA
FTVIP Franklin Growth and Income Securities           Putnam VT Vista
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities            Van Kampen UIF Equity Growth (Class I & II)(3)(4)
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Small Company Growth(4)
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Bond-Debenture
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(4)
Van Kampen UIF Equity and Income(4)
Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I &
II)(3)(4)
Van Kampen UIF U.S. Real Estate(4)

----------------------------------------------------- ----------------------------------------------------


 (1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add this rider on or after January 1, 2005, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(3)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option
We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

     The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

     The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

     The New Option must be an Option that we make available for use with this Rider Trade-In Option.

     The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Termination of the SureIncome Option
This SureIncome Option will terminate on the earliest of the following to occur:

     The Benefit Base is reduced to zero;

     On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

     On the date the Contract is terminated;

     On the date the SureIncome Option is cancelled;

     On the date we receive a Complete Request for Settlement of the Death Proceeds; or

     On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Page 36: Replace the last two sentences of the 2nd paragraph under the heading "TRANSFERS DURING THE ACCUMULATION PHASE" with the following:

If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturnSM Accumulation Benefit Option" and "Withdrawal Benefit Option" sections of this prospectus for more information.


Page 39: Add the following after the section "RETIREMENT INCOME GUARANTEE OPTION FEE":


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual fee for the SureIncome Option ("SureIncome Option Fee").. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


Page 42: Replace the 4th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.

Page 42: Replace the 6th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

Your contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Option" for more details.

Page 42: Replace the 1st sentence of under the heading "MINIMUM CONTRACT VALUE" with the following:

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.


Page 79:  Add the following Appendix:

Appendix I - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of 40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                                     PART C
                                OTHER INFORMATION

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.).( Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Contract (Incorporated herein by reference to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 9, 1999.)

(4)(b) Form of Putnam Allstate Advisor Apex Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 31, 1999.)

(4)(c) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(4)(d) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(4)(e) Form of Death Benefit Change Endorsement (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017)dated April 30, 2002.)

(4)(f) Form of Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contracts) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 30, 2002.)

(4)(g) Form of Amendatory Endorsement to add 5 and 7 - Year Guarantee Period to Standard Fixed Account (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017)dated April 30, 2002.)

(4)(h) Form of Putnam Allstate Advisor Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(i) Form of Putnam Allstate Advisor Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017)dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series
II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No.333-72017) dated June 10, 2002.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(l) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(n) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(o) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(p) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(s) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(t) Form of Amendatory Endorsement for Employees (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(u) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(4)(v) Form of Withdrawal Benefit Rider attached hereto.

(5)(a) Form of Putnam Allstate Advisor Application for a Contract (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(5)(b) Form of Putnam Allstate Advisor Apex Application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 31, 1999.)

(5)(c) Form of Application for Putnam Allstate Advisor Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(5)(d) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(5)(e) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(5)(h) Form of Application for SureIncome Withdrawal Benefit Rider attached hereto.

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 20, 2001.)

(7) Not applicable

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017)dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017)dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated August 31, 1999.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 1, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated June 19, 2000.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 26, 2000.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(9)(g)Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 22, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(9) (k) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)


(9) (l) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(9) (m) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered filed herewith.

(10) Consent of Foley & Lardner, LLP to be filed by amendment.

(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for David A. Bird, Danny L. Hale, Edward M. Liddy, John C. Lounds, J. Kevin McCarthy, Robert W. Pike, Samuel H. Pilch, Steven E. Shebik, Eric A. Simonson, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta and Thomas J. Wilson, II, (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS                  DEPOSITOR OF THE ACCOUNT

David Andrew Bird                 Director and Senior Vice President
Danny Lyman Hale                  Director
Edward Michael Liddy              Director
John Carl Lounds                  Director and Senior Vice President
John Kevin McCarthy               Director and Senior Vice President
Robert William Pike               Director
Steven Emil Shebik                Director, Senior Vice President and
                                  Chief Financial Officer
Eric Allen Simonson               Director, Senior Vice President and Chief
                                  Investment Officer
Kevin Rourke Slawin               Director and Senior Vice President
Casey Joseph Sylla                Director, Chairman of the Board and
                                  President
Michael Joseph Velotta            Director, Senior Vice President, General
                                  Counsel and Secretary
Thomas Joseph Wilson, II          Director
Marla Gay Friedman                Senior Vice President
Joseph V. Tripodi                 Senior Vice President and Chief Marketing
                                  Officer
Samuel Henry Pilch                Group Vice President and Controller
Richard Lewis Baker               Vice President
Michael B. Boyle                  Vice President
Karen Cassidy Gardner             Vice President
Anson J. Glacy, Jr.               Vice President
Dennis Craig Gomez                Vice President
John Roger Hunter                 Vice President
Mary Jovita McGinn                Vice President and Assistant Secretary
William Harrison Monie, Jr.       Vice President
John Eric Smith                   Vice President
Patricia Wright Wilson            Vice President
Bernard Eugene Wraith             Vice President
James Philip Zils                 Treasurer
Charles Calvin Baggs              Assistant Vice President
Errol Cramer                      Assistant Vice President and Appointed
                                  Actuary
Lawrence William Dahl             Assistant Vice President
Joanne Marie Derrig               Assistant Vice President and Chief
                                  Privacy Officer
Sarah R. Donahue                  Assistant Vice President
Philip Emmanuele                  Assistant Vice President
Lisa J. Flanary                   Assistant Vice President
Douglas Ford Gaer                 Assistant Vice President
Gregory James Guidos              Assistant Vice President
Keith A. Hauschildt               Assistant Vice President
Ronald A. Johnson                 Assistant Vice President
Teresa G. Logue                   Assistant Vice President
Maria D. McNitt                   Assistant Vice President
Robert Leslie Park                Assistant Vice President and Chief
                                  Compliance Officer
Barry Sajowitz Paul               Assistant Vice President and Assistant
                                  Treasurer
John C. Pintozzi                  Assistant Vice President
Joseph Patrick Rath               Assistant Vice President,
                                  Assistant General Counsel and Assistant
                                  Secretary
Robert A. Shore                   Assistant Vice President
Timothy Nicholas Vander Pas       Assistant Vice President
Richard Zaharias                  Assistant Vice President
Laura R. Zimmerman                Assistant Vice President
Sam DeFrank                       Assistant Vice President - Tax Counsel
Doris J. Bryant                   Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Robert E. Transon                 Assistant Vice President and Illustration
                                  Actuary

The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed March 11, 2004 (File #1-11840).

27. NUMBER OF CONTRACT OWNERS

Allstate Advisor Variable Annuity Contract:

As of August 1, 2004, there were 2,964 nonqualified contracts and 4,641 qualified contracts.


28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

        Allstate Financial Advisors Separate Account I
        Allstate Life of New York Separate Account A



29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Separate Account are as follows:

J.Kevin McCarthy                  Chairman of the Board, Chief Executive
                                  Officer and Manager
Steven E. Shebik                  Manager
John R. Hunter                    President, Broker Dealer Division
Robert A. Shore                   President, Financial Institutions
                                  Division
John Eric Smith                   Executive Vice President and Chief
                                  Operations Officer
Karen C. Gardner                  Vice President
William D. Webb Jr.               Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief
                                  Privacy Officer
Maribel V. Gerstner               Assistant Vice President and Compliance
                                  Officer
Joseph P. Rath                    Vice President, General Counsel and
                                  Secretary
Michael J. Velotta                Assistant Secretary and Manager
Barry S. Paul                     Assistant Treasurer
James P. Zils                     Assistant Treasurer
Ronald A. Johnson                 Executive Vice President
DeeAnne Asplin                    Senior Vice President
Eric Alstrin                      Senior Vice President
Eric L. Baldwin                   Senior Vice President
Jason Bickler                     Senior Vice President
Bill Borst                        Senior Vice President
Jeff Churba                       Senior Vice President
Russ Cobler                       Senior Vice President
Evelyn Cooper                     Senior Vice President
Albert Dal Porto                  Senior Vice President
Gregg Ruvoli                      Senior Vice President
Andrea Schur                      Senior Vice President
Mike Scanlon                      Senior Vice President
Ralph Schmidt                     Senior Vice President
Peter Armstrong                   Vice President
Rebecca Bates                     Vice President
Warren A. Blom                    Vice President
L.Andrea Barfield Bolger          Vice President
Eugene Bolinsky                   Vice President
P.J. Bonfilio                     Vice President
Laurie Bricker                    Vice President
Joseph Carretta                   Vice President
Michael Cobianchi                 Vice President
Patrick Comer                     Vice President
Henry Conkle                      Vice President
Brian Connelly                    Vice President
John DeGeronimo                   Vice President
Diane Donnelly                    Vice President
Jeff Dunn                         Vice President
Russ Ergood                       Vice President
Michael Garofalo                  Vice President
Angus Harrup                      Vice President
Renee Hruska                      Vice President
Tony Hunter                       Vice President
Frank Johnson                     Vice President
Michael Jones                     Vice President
Brian Kelly                       Vice President
Gwenn Kessler                     Vice President
Asad Khan                         Vice President
George Knox                       Vice President
Don Lanham                        Vice President
Michael Lastrin                   Vice President
Michael Levy                      Vice President
Matt Linklater                    Vice President
Stephen A. Lipker                 Vice President
Matt Love                         Vice President
Thomas Mahoney                    Vice President
Ken McClintock                    Vice President
David McHugh                      Vice President
Michael Medina                    Vice President
Jeff Mount                        Vice President
Hugh C. Mueting                   Vice President
Brie Murray                       Vice President
Larry Nisenson                    Vice President
Karen K.M. Norrman                Vice President
Shane O'Brien                     Vice President
David Onan                        Vice President
Jeff Osterman                     Vice President
Briana Powell                     Vice President
Leslie Quinn                      Vice President
Kenneth Rapp                      Vice President
Ryan Regan                        Vice President
Angela Reynolds                   Vice President
Bob Riley                         Vice President
Victor Rohe                       Vice President
Ernie Schalansky                  Vice President
Merritt Schoff                    Vice President
Anne Serato                       Vice President
Troy V. Simmons                   Vice President
Deanna Smith                      Vice President
Ed Smith Jr.                      Vice President
Stu Smith                         Vice President
Ken Thomas                        Vice President
David Veale                       Vice President
Brian J. Wood                     Vice President
Amy C. Floyd                      Assistant Vice President

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.


29C. COMPENSATION OF ALLSTATE DISTRIBUTORS L.L.C.

None

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES

None.


32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Financial Advisors Separate Account I has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 4th day of October, 2004.

                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           By: /s/ Michael J. Velotta
                          ----------------------------
                               Michael J. Velotta
              Senior Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 4th day of October, 2004.



*/DAVID A. BIRD               Director and Senior Vice President
-----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds

*/J. KEVIN MCCARTHY Director and Senior Vice President
-----------------------
J. Kevin McCarthy

*/ROBERT W. PIKE              Director
------------------------
Robert W, Pike

*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK            Director, Senior Vice President and
------------------------      Chief Financial Officer
Steven E. Shebik              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.




                                  Exhibit Index

Exhibit No.                       Exhibit


(4)(v)            Form of SureIncome Withdrawal Benefit Rider

(5)(h)            Form of Application for SureIncome Withdrawal Benefit Rider

(9)(m) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered